Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036-8704

May 10, 2013

Jeremy C. Smith
(212) 596-9858
jeremy.smith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-1090

Re:  The Merger Fund (Registration Nos. 002-76969 and 811-03345)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of The Merger Fund (the “Trust”) is Post-Effective Amendment No. 50 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 51 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Trust is filing the Amendment to register a new class of shares of the Fund (Institutional Class shares).  No information contained herein is intended to amend or supersede any prior filing relating to any other series or class of shares of the Trust.  Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment become effective sixty days after filing.

No fees are required in connection with this filing.  Please direct any questions concerning this filing to me at 212-596-9858.

Sincerely,

/s/ Jeremy C. Smith
Jeremy C. Smith

cc:           Bruce C. Rubin, Westchester Capital Management, LLC